Meridian Contrarian Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
Common Stocks - 92.3%
Communication Services - 3.9%
Interactive Media & Services - 3.9%
Cars.com, Inc.[1]	758,515	$12,788,563
Pinterest, Inc. Class A1	345,000	9,325,350
Total Communication Services		22,113,913
Consumer Discretionary - 8.0%
Automobile Components - 2.0%
Aptiv Plc[1]	117,000	11,535,030
Hotels, Restaurants & Leisure - 3.1%
Bowlero Corp. Class A1,2	781,803	7,520,945
Everi Holdings, Inc.[1]	468,000	6,186,960
PlayAGS, Inc.[1]	603,622	3,935,615
		17,643,520
Specialty Retail - 1.0%
National Vision Holdings, Inc.[1]	363,448	5,880,589
Textiles, Apparel & Luxury Goods - 1.9%
Levi Strauss & Co. Class A2	355,000	4,820,900
Skechers U.S.A., Inc. Class A1	119,000	5,825,050
		10,645,950
Total Consumer Discretionary		45,705,089
Consumer Staples - 6.1%
Beverages - 3.0%
Molson Coors Beverage Co. Class B	269,000	17,105,710
Food Products - 1.2%
Lancaster Colony Corp.	42,000	6,931,260
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	88,000	6,894,800
Personal Care Products - 0.7%
Honest Co., Inc. (The)[1,2]	3,261,137	4,109,032
Total Consumer Staples		35,040,802
Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
APA Corp.	284,000	11,672,400
California Resources Corp.	227,000	12,714,270
Cameco Corp. (Canada)	542,000	21,484,880
Total Energy		45,871,550
Financials - 8.4%
Banks - 5.5%
First Citizens BancShares, Inc. Class A	15,800	21,805,580
Texas Capital Bancshares, Inc.[1]	160,000	9,424,000
		31,229,580
Insurance - 2.9%
Axis Capital Holdings Ltd.	198,000	11,161,260
	Shares	Value
Universal Insurance Holdings, Inc.	375,000	$5,257,500
		16,418,760
Total Financials		47,648,340
Health Care - 9.8%
Biotechnology - 3.2%
ImmunoGen, Inc.[1]	183,000	2,904,210
Legend Biotech Corp. ADR[1]	187,821	12,615,937
ORIC Pharmaceuticals, Inc.[1,2]	320,000	1,936,000
SpringWorks Therapeutics, Inc.[1,2]	37,000	855,440
		18,311,587
Health Care Equipment & Supplies - 2.1%
Paragon 28, Inc.[1]	261,000	3,275,550
QuidelOrtho Corp.[1]	121,000	8,837,840
		12,113,390
Health Care Providers & Services - 1.9%
Tenet Healthcare Corp.[1]	162,000	10,674,180
Pharmaceuticals - 2.6%
Perrigo Co. Plc	454,855	14,532,617
Total Health Care		55,631,774
Industrials - 18.1%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	124,223	9,314,240
L3Harris Technologies, Inc.	50,000	8,706,000
		18,020,240
Building Products - 1.3%
Hayward Holdings, Inc.[1]	514,000	7,247,400
Commercial Services & Supplies - 1.8%
ACV Auctions, Inc. Class A1	471,000	7,149,780
VSE Corp.	60,000	3,026,400
		10,176,180
Electrical Equipment - 0.5%
American Superconductor Corp.[1]	381,432	2,879,812
Ground Transportation - 1.9%
Knight-Swift Transportation Holdings, Inc.	166,230	8,336,434
U-Haul Holding Co.[1]	51,000	2,783,070
		11,119,504
Machinery - 3.4%
CNH Industrial, N.V. (United Kingdom)	731,006	8,845,173
Hillenbrand, Inc.	152,000	6,431,120
Toro Co. (The)	53,493	4,445,268
		19,721,561

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Professional Services - 4.8%
CACI International, Inc. Class A1	65,000	$20,405,450
Clarivate Plc[1,2]	641,000	4,301,110
Planet Labs PBC[1,2]	927,000	2,410,200
		27,116,760
Trading Companies & Distributors - 1.2%
Custom Truck One Source, Inc.[1,2]	1,099,883	6,819,275
Total Industrials		103,100,732
Information Technology - 16.0%
Communications Equipment - 1.5%
Juniper Networks, Inc.	307,070	8,533,476
Electronic Equipment, Instruments & Components - 4.3%
nLight, Inc.[1]	340,000	3,536,000
Rogers Corp.[1]	60,000	7,888,200
Trimble, Inc.[1]	238,156	12,827,082
		24,251,282
IT Services - 1.4%
Okta, Inc.[1]	96,000	7,824,960
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc.[1]	118,000	12,132,760
Ambarella, Inc.[1]	76,000	4,030,280
Meyer Burger Technology AG ADR (Switzerland)[1]	1,400,000	1,008,420
Navitas Semiconductor Corp.[1]	548,000	3,808,600
NVIDIA Corp.	6,000	2,609,940
SMART Global Holdings, Inc.[1,2]	628,000	15,291,800
		38,881,800
Software - 2.0%
Adeia, Inc.	375,000	4,005,000
Cerence, Inc.[1]	30,250	616,192
LiveRamp Holdings, Inc.[1]	240,314	6,930,656
		11,551,848
Total Information Technology		91,043,366
Materials - 4.0%
Chemicals - 1.2%
Olin Corp.	135,000	6,747,300
Containers & Packaging - 2.8%
Crown Holdings, Inc.	131,605	11,644,410
Ranpak Holdings Corp.[1]	806,000	4,384,640
		16,029,050
Total Materials		22,776,350
Real Estate - 7.4%
Diversified REITs - 2.3%
Alexander & Baldwin, Inc.	779,000	13,032,670
Real Estate Management & Development - 2.6%
DigitalBridge Group, Inc.	845,750	14,868,285
	Shares	Value
Specialized REITs - 2.5%
VICI Properties, Inc.	487,000	$14,171,700
Total Real Estate		42,072,655
Utilities - 2.5%
Electric Utilities - 1.5%
ALLETE, Inc.	163,000	8,606,400
Independent Power & Renewable Electricity Producers - 1.0%
Brookfield Renewable Corp. Class A2	231,800	5,549,292
Total Utilities		14,155,692
Total Common Stocks - 92.3% (Cost $436,393,036)		525,160,263
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	990
Total Information Technology		990
Total Warrants - 0.0% (Cost $250,695)		990
Preferred Stocks - 0.5%
Information Technology - 0.5%
Software - 0.5%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	1,467,131
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[1,3,4]	2,272,727	1,431,818
Total Information Technology		2,898,949
Total Preferred Stocks - 0.5% (Cost $6,000,000)		2,898,949
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[1,4]	150,750	331,650
Total Health Care		331,650
Total Rights - 0.1% (Cost $0)		331,650

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 12.5%
Money Market Funds - 10.1%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.23% (Cost $57,397,586)	57,397,586	$57,397,586
Repurchase Agreements - 2.4%[5]
Bank of America Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $3,291,963 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 5.50%, 4/20/43 - 9/1/53, totaling $3,356,320)	$3,290,510	3,290,510
Citigroup Global Markets, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $3,291,963 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.09%, 8/5/25 - 5/20/72, totaling $3,356,320)	3,290,510	3,290,510
Daiwa Capital Markets America, Inc., dated 9/29/23, due 10/2/23, 5.32% total to be received $606,056 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 1/31/24 - 10/1/53, totaling $617,941)	605,787	605,787
	Shares/ Principal Amount	Value
National Bank Financial, Inc., dated 9/29/23, due 10/2/23, 5.34% total to be received $3,291,974 (collateralized by various U.S. Treasury Obligations, 0.00% - 4.75%, 10/2/23, totaling $3,356,320)	$3,290,510	$3,290,510
RBC Dominion Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $3,291,963 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/5/23 - 9/1/53, totaling $3,356,320)	3,290,510	3,290,510
Total Repurchase Agreements (Cost $13,767,827)		13,767,827
Total Short-Term Investments - 12.5% (Cost $71,165,413)		71,165,413
Total Investments - 105.4% (Cost $513,809,144)		599,557,265
Liabilities in Excess of Other Assets - (5.4)%		(30,870,275)
Net Assets - 100.0%		$568,686,990

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
PBC—Public Benefit Corporation
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2023. Total value of such securities at period-end amounts to
$20,325,065 and represents 3.57% of net assets. Securities loaned with a value of $20,346 are pending settlement as of September 30, 2023.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $2,898,949 and represents 0.51% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/